Note 2 - Going Concern	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Notes to Financial Statements
Substantial Doubt about Going Concern [Text Block]

NOTE 2: GOING CONCERN

As of September 30, 2024, the Company had an accumulated deficit of $83,299 ( December 31, 2023: $76,624) and negative cash flow from operating activities for the nine months ended September 30, 2024, of $4,937 ( September 30, 2023: $1,662). Further, the Company has recurring losses with minimal revenue from operations. While the Company is attempting to raise funds for commercialization, its monthly cash requirements during the nine months ended September 30, 2024, have been met through issuance of shares to new and existing stockholders. These conditions raise substantial doubt about the Company’s ability to continue as a going concern. Therefore, the Company may be unable to realize its assets and discharge its liabilities in normal course of business. To strengthen the Company’s liquidity in the foreseeable future, the Company has taken the following measures:

(i) negotiating further funding with existing and new investors to raise additional capital;

(ii) taking various cost control measures to reduce the operational cash burn; and

(iii) commercializing product to generate recurring sales.

Management of the Company has a reasonable expectation that the Company can continue raising additional equity capital to continue in operational existence for the foreseeable future. Ability to raise additional funds will depend on, among other factors, financial, economic and market conditions, many of which are outside of our control and there can be no assurance that we will be able to obtain additional funding on satisfactory terms or at all.

NOTE 2: GOING CONCERN

As of December 31, 2023, the Company had an accumulated deficit of $76,624 ( December 31, 2022: $74,021) and negative cash flow from operating activities for the year ended December 31, 2023 of $2,172 (for the year ended December 31, 2022: $2,892). Further, the Company has recurring losses with minimal revenue from operations. While the Company is attempting to raise funds for commercialization, its monthly cash requirements during the year ended December 31, 2023 have been met through issuance of shares to new and existing shareholders. These conditions raise substantial doubt about the Company’s ability to continue as a going concern for a period of twelve months from the date these consolidated financial statements were issued. Therefore, the Company may be unable to realize its assets and discharge its liabilities in normal course of business. To strengthen the Company’s liquidity in the foreseeable future, the Company has taken the following measures:

(i)	Negotiating further funding with existing and new investors to raise additional capital;
(ii)	Taking various cost control measures to reduce the operational cash burn; and
(iii)	Commercializing product to generate recurring sales.

Management of the Company has a reasonable expectation that the Company can continue raising additional equity capital to continue in operational existence for the foreseeable future.